Debt (Details Narrative)								1 Months Ended				6 Months Ended	12 Months Ended
	Mar. 01, 2024 USD ($)	Sep. 12, 2023 USD ($) shares	Oct. 31, 2022	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Apr. 30, 2020 USD ($)	Sep. 30, 2022	Jul. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Jan. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jan. 19, 2024	Dec. 12, 2023 USD ($)	Nov. 08, 2023 USD ($)	Oct. 18, 2023 USD ($)	Oct. 03, 2023 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)
Short-Term Debt [Line Items]
Debt, Weighted Average Interest Rate													15.10%	8.70%
Interest Expense, Debt													$ 1,100,000	$ 200,000
Debt Instrument, Face Amount													$ 2,500,000	5,265,000
Debt Instrument, Convertible, Conversion Ratio													0.42
Debt Instrument, Increase, Accrued Interest													$ 388,000	$ 146,000
Stock Issued During Period, Shares, New Issues | shares													7,185,734	109,739
Long-Term Debt, Gross													$ 2,867,000	$ 5,425,000
Long-Term Debt													2,060,000
Debt Instrument, Unamortized Discount													21,000	138,000
Proceeds from Notes Payable													$ 1,250,000	500,000
Line of Credit [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															1.60%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares															2,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 1.00
Line of Credit Facility, Maximum Borrowing Capacity															$ 1,000,000.0
Line of Credit Facility, Remaining Borrowing Capacity														1,000,000.0								$ 1,000,000.0
Debt Instrument, Interest Rate, Increase (Decrease)			2.50%
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares													387,820
Stock Issued During Period, Shares, New Issues | shares													1,546
Related Party [Member]
Short-Term Debt [Line Items]
Interest Expense													$ 740,000	116,000
Gain (Loss) on Extinguishment of Debt													$ (332,000)
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 800,000					$ 800,000	$ 500,000		$ 1,400,000
Debt Instrument, Maturity Date, Description												18 months
Debt Instrument, Convertible, Conversion Ratio												1.00
Interest Expense												$ 1,000,000.0
Debt Instrument, Periodic Payment									$ 15,000,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%					10.00%
2018 Convertible Notes [Member] | SAFE Agreements [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 2,000,000.0
2018 Convertible Notes [Member] | Series A-2 Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 1.75
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares										257,143
2019 Contingently Convertible Notes Fair Value [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					200,000											$ 2,300,000
Debt Instrument, Maturity Date, Description																28 to 31 months
Debt Instrument, Interest Rate, Stated Percentage																5.00%
Debt Instrument, Convertible, Terms of Conversion Feature																conversion price equal to: (i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing
Debt Instrument, Increase, Accrued Interest					$ 200,000
2020 Contingently Convertible Notes Fair Value [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 4,000,000.0								$ 3,000,000.0
Debt Instrument, Maturity Date, Description															January 2023
Debt Instrument, Interest Rate, Stated Percentage		10.00%													5.00%								5.00%
Debt Instrument, Convertible, Terms of Conversion Feature															conversion option into the type of stock issued in the financing at the lower price equal to: (i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon the next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing
Debt Conversion, Description															Upon a change of control, the investor will have the option to receive a cash payment equal the principal and accrued interest or convert the principal and accrued interest into shares of Calidi’s preferred stock to be issued, at a per share conversion price equal to: (i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal to the principal and accrued interest
Debt Instrument, Maturity Date								Sep. 23, 2023
2020 Contingently Convertible Notes Fair Value [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 1,000,000.0
2020 Contingently Convertible Notes Fair Value [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment															$ 8,000,000.0
2020 Secured Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares															1,050,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 1.00
Repayments of Debt							$ 100,000
2020 Secured Term Notes Payable [Member] | Investors One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 500,000
Debt Instrument, Interest Rate, Stated Percentage															3.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares															2
[custom:DebtInstrumentFloorRate-0]															2.00%
2020 Secured Term Notes Payable [Member] | Investors Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares															1
2020 Term Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 500,000	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%				10.00%	10.00%
Stock Issued During Period, Shares, New Issues | shares						50,000
Debt Instrument, Fair Value Disclosure						$ 500,000
Gain (Loss) on Extinguishment of Debt						36,000
Long-Term Debt, Gross						36,000
Debt Conversion, Original Debt, Amount						500,000
[custom:AccureInterestPercent-0]														10.00%
2020 Term Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure						$ 36,000
2020 Term Notes Payable [Member] | Terms Of The Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount														$ 600,000
2020 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description									In July 2022, the maturity date of the 2020 Term Note was extended to the earlier of i) December 31, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more.
Long-Term Debt		$ 500,000
Long-Term Debt, Maturity, Remainder of Fiscal Year		$ 100,000
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount										$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%					10.00%				24.00%	10.00%
Debt Instrument, Description				financing of $15 million or more							The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus
Interest Payable													$ 600,000	$ 500,000
2022 Term Note Payable [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											3.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 1.00
[custom:DebtInstrumentFloorRate-0]											2.00%
2022 Term Note Payable [Member] | Maximum [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Line of Credit, Current											$ 500,000
2021 Term Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		24.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		500,000
Debt Instrument, Fair Value Disclosure		$ 100,000
Gain (Loss) on Extinguishment of Debt		$ 37,000
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													1,000,000.0						$ 200,000		$ 100,000
Debt Instrument, Interest Rate, Stated Percentage		24.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		500,000
Debt Instrument, Fair Value Disclosure		$ 100,000
Gain (Loss) on Extinguishment of Debt		22,000											100,000
Long-Term Debt		$ 500,000											100,000
Debt Instrument, Unamortized Discount														$ 200,000
Debt Instrument, Description		For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and in February 2024 further extended to mature on May 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025.
Debt Instrument, Interest Rate Terms														The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $
Proceeds from Notes Payable														$ 20,000,000
Debt Instrument, Periodic Payment, Principal													1,000,000.0
Interest Receivable													400,000
2022 Term Note Payable [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 200,000
Debt Instrument, Interest Rate, Stated Percentage	16.00%
Debt Instrument, Maturity Date	May 01, 2024
2022 Term Note Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure													1,100,000
2022 Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 1,100,000	$ 1,500,000
Stock Issued During Period, Shares, New Issues | shares													190,476
Gain (Loss) on Extinguishment of Debt													$ 100,000
2023 Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													1,000,000.0								$ 600,000
Gain (Loss) on Extinguishment of Debt													18,000
Long-Term Debt		$ 1,200,000																$ 600,000
Long-Term Debt, Maturity, Remainder of Fiscal Year																		$ 600,000
Debt Instrument, Unamortized Discount													$ 300,000
Debt Instrument, Interest Rate Terms													The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $
[custom:NotePayableCommonStockValueInCashPerShare] | $ / shares													$ 3.86	$ 3.86
Proceeds from Notes Payable													$ 20,000,000
Interest Receivable													$ 1,900,000
[custom:NotePayableCommonStockValueInSharesPerShare] | $ / shares													$ 2.96
Accrued Liabilities		1,000,000.0
2023 Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure													$ 1,100,000
2023 Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 1,100,000
Stock Issued During Period, Shares, New Issues | shares													197,344
Gain (Loss) on Extinguishment of Debt													$ 100,000
Notes Payable													3,300,000
Term Loans [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt													1,000
24% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Long-Term Debt													$ 200,000
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate													24.00%
15% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Long-Term Debt													$ 200,000
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate													15.00%
2023 Term Note [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt		100,000
Warrants and Rights Outstanding		$ 100,000
2023 Term Note [Member] | Maturity in May 2024 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		24.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		5,000
2023 Term Note [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt													$ 100,000
2023 Term Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt													6,000
24% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Long-Term Debt													1,100,000
14% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Long-Term Debt													$ 600,000
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate													14.00%